Vista Outdoor Inc. - 10-K Income Taxes (Components of Deferred Tax Asset and Deferred Tax Liabilities) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Inventories	$ 19,123	$ 18,628
Retirement benefits	4,628	6,228
Accounts receivable	6,503	8,245
Accruals for employee benefits	6,497	9,063
Other reserves	4,146	3,597
Loss and credit carryforwards	6,679	5,368
Capital loss carryforward	19,472	19,390
Operating lease liabilities	22,230	25,922
Other	13,386	9,511
Total deferred tax assets	102,664	105,952
Valuation allowance	(21,605)	(21,382)
Total net deferred assets	81,059	84,570
Deferred tax liabilities:
Intangible assets	(47,428)	(86,956)
Property, plant, and equipment	(273)	(13,970)
Operating lease assets	(20,463)	(24,393)
Total deferred tax liabilities	(68,164)	(125,319)
Deferred Income Tax Assets (Liabilities), Net	$ 12,895	$ (40,749)